Organization and Principal Activities (Details) - Schedule of Net Income Per Ordinary Share - Basic and Diluted (Parentheticals)	6 Months Ended
Jun. 30, 2023 $ / shares
Before Adjustment [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income from continuing operation - Diluted	$ 0.01
Net income from discontinuing operation - Diluted
Net income - Diluted	0.01
After Adjustment [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income from continuing operation - Diluted	0.04
Net income from discontinuing operation - Diluted	(0.01)
Net income - Diluted	$ 0.03